Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

The Company’s board of directors resolved to grant share options to certain directors and employees of the Group. These options allow them to acquire 10% of the Company’s ordinary shares outstanding immediately after the Company’s IPO, representing a total of 1,562,500 ordinary shares available for acquisition. On April 1, 2024, one of the employees, who had been granted share options of 1% of the Company’s ordinary shares outstanding (representing 156,250 ordinary shares), resigned. The related share options granted were then forfeited. As of the date the Group issues the consolidated financial statements, the Company has share options which allow certain directors and personnel to acquire 9% of the Company’s ordinary shares outstanding, representing a total of 1,406,250 ordinary shares which have not vested.

The Group evaluates all events and transactions that occur after March 31, 2024 up through the date the Group issues the consolidated financial statements. Other than the event disclosed above and elsewhere in these audited consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.